Commitments and Contingencies - Monthly Demand Quantity and Fees (Detail) - January 1, 2016 to January 22, 2020 [Member]	12 Months Ended
Dec. 31, 2015 MMBTU / d $ / MMBTU
Other Commitments [Line Items]
MDQ | MMBTU / d	249,700
Payback Demand Fee [Member]
Other Commitments [Line Items]
Fees associated with third party midstream service agreement	0.275
Gathering Demand Fee [Member]
Other Commitments [Line Items]
Fees associated with third party midstream service agreement	0.295
MDQ | MMBTU / d	113,000
Dubberly Cryogenic Processing Fee [Member]
Other Commitments [Line Items]
Fees associated with third party midstream service agreement	0.380